Shareholder Report	12 Months Ended	80 Months Ended	104 Months Ended	108 Months Ended
	Jan. 31, 2026 USD ($) shares	Jan. 31, 2026 USD ($) shares	Jan. 31, 2026 USD ($) shares	Jan. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Devonshire Trust
Entity Central Index Key	0000035341
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Fidelity Stock Selector Large Cap Value Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Large Cap Value Fund
Class Name	Fidelity® Stock Selector Large Cap Value Fund
Trading Symbol	FSLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Stock Selector Large Cap Value Fund	$ 86	0.81%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 1000 Value Index for the fiscal year, especially within information technology. Stock selection in materials also hampered the fund's result. Also hurting our result were security selection and an underweight in communication services.
•The largest individual relative detractor this period was avoiding Micron Technology, a benchmark component that gained 356%. A second notable relative detractor was our stake in Allison Transmission Holdings (-32%). The stock was not held at period end. Another notable relative detractor was an overweight in U-Haul Holding (-21%).
•In contrast, the biggest contributor to performance versus the benchmark was security selection in financials, primarily within the insurance industry. Picks in consumer discretionary and energy also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+411%). This was an investment we established this period. A second notable relative contributor was our stake in Accenture (+11%). This was an investment we established this period. Another notable relative contributor was an overweight in Cummins (+47%). This was a stake we established this period. The stock was among the fund's biggest holdings at period end.
•Notable changes in positioning include higher allocations to the communication services and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2016 through January 31, 2026. Initial investment of $10,000. Fidelity® Stock Selector Large Cap Value Fund $10,000 $12,282 $14,172 $13,435 $15,215 $16,022 $20,069 $20,343 $22,012 $27,027 $30,805 Russell 1000® Value Index $10,000 $12,462 $14,608 $13,906 $15,974 $16,628 $20,515 $20,428 $21,670 $25,904 $30,006 Russell 1000® Index $10,000 $12,081 $15,202 $14,872 $18,053 $21,635 $26,030 $23,805 $28,621 $36,265 $41,818 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Stock Selector Large Cap Value Fund 13.98% 13.97% 11.91% Russell 1000® Value Index 15.83% 12.53% 11.61% Russell 1000® Index 15.31% 14.09% 15.38% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 772,144,898	$ 772,144,898	$ 772,144,898	$ 772,144,898
Holdings Count | shares	152	152	152	152
Advisory Fees Paid, Amount	$ 5,514,859
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$772,144,898
Number of Holdings	152
Total Advisory Fee	$5,514,859
Portfolio Turnover	94%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.1 Industrials 13.4 Health Care 11.3 Information Technology 10.3 Communication Services 8.1 Consumer Discretionary 7.6 Consumer Staples 6.9 Energy 6.5 Utilities 3.9 Real Estate 3.8 Materials 3.6 Common Stocks 96.5 Domestic Equity Funds 2.0 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.5 Domestic Equity Funds - 2.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 97.0 France 0.9 Taiwan 0.7 Canada 0.7 Portugal 0.3 Korea (South) 0.3 United Kingdom 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.0 France - 0.9 Taiwan - 0.7 Canada - 0.7 Portugal - 0.3 Korea (South) - 0.3 United Kingdom - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 4.3 Exxon Mobil Corp 2.8 Amazon.com Inc 2.6 Bank of America Corp 2.1 iShares Russell 1000 Value ETF 2.0 Wells Fargo & Co 1.9 Johnson & Johnson 1.9 Boeing Co 1.9 Cummins Inc 1.9 Westinghouse Air Brake Technologies Corp 1.6 23.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Large Cap Value Fund
Class Name	Fidelity Advisor® Stock Selector Large Cap Value Fund Class Z
Trading Symbol	FSCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 1000 Value Index for the fiscal year, especially within information technology. Stock selection in materials also hampered the fund's result. Also hurting our result were security selection and an underweight in communication services.
•The largest individual relative detractor this period was avoiding Micron Technology, a benchmark component that gained 356%. A second notable relative detractor was our stake in Allison Transmission Holdings (-32%). The stock was not held at period end. Another notable relative detractor was an overweight in U-Haul Holding (-21%).
•In contrast, the biggest contributor to performance versus the benchmark was security selection in financials, primarily within the insurance industry. Picks in consumer discretionary and energy also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+411%). This was an investment we established this period. A second notable relative contributor was our stake in Accenture (+11%). This was an investment we established this period. Another notable relative contributor was an overweight in Cummins (+47%). This was a stake we established this period. The stock was among the fund's biggest holdings at period end.
•Notable changes in positioning include higher allocations to the communication services and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 1, 2017 through January 31, 2026. Initial investment of $10,000. Class Z $10,000 $11,565 $10,982 $12,451 $13,127 $16,464 $16,706 $18,097 $22,245 $25,382 Russell 1000® Value Index $10,000 $11,746 $11,181 $12,844 $13,370 $16,495 $16,425 $17,424 $20,828 $24,126 Russell 1000® Index $10,000 $12,580 $12,306 $14,939 $17,903 $21,540 $19,699 $23,684 $30,010 $34,605 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 14.10% 14.10% 10.90% Russell 1000® Value Index 15.83% 12.53% 10.28% Russell 1000® Index 15.31% 14.09% 14.79% A From February 1, 2017 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Feb. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 772,144,898	$ 772,144,898	$ 772,144,898	$ 772,144,898
Holdings Count | shares	152	152	152	152
Advisory Fees Paid, Amount	$ 5,514,859
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$772,144,898
Number of Holdings	152
Total Advisory Fee	$5,514,859
Portfolio Turnover	94%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.1 Industrials 13.4 Health Care 11.3 Information Technology 10.3 Communication Services 8.1 Consumer Discretionary 7.6 Consumer Staples 6.9 Energy 6.5 Utilities 3.9 Real Estate 3.8 Materials 3.6 Common Stocks 96.5 Domestic Equity Funds 2.0 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.5 Domestic Equity Funds - 2.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 97.0 France 0.9 Taiwan 0.7 Canada 0.7 Portugal 0.3 Korea (South) 0.3 United Kingdom 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.0 France - 0.9 Taiwan - 0.7 Canada - 0.7 Portugal - 0.3 Korea (South) - 0.3 United Kingdom - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 4.3 Exxon Mobil Corp 2.8 Amazon.com Inc 2.6 Bank of America Corp 2.1 iShares Russell 1000 Value ETF 2.0 Wells Fargo & Co 1.9 Johnson & Johnson 1.9 Boeing Co 1.9 Cummins Inc 1.9 Westinghouse Air Brake Technologies Corp 1.6 23.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Large Cap Value Fund
Class Name	Fidelity Advisor® Stock Selector Large Cap Value Fund Class M
Trading Symbol	FLUTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 144	1.35%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 1000 Value Index for the fiscal year, especially within information technology. Stock selection in materials also hampered the fund's result. Also hurting our result were security selection and an underweight in communication services.
•The largest individual relative detractor this period was avoiding Micron Technology, a benchmark component that gained 356%. A second notable relative detractor was our stake in Allison Transmission Holdings (-32%). The stock was not held at period end. Another notable relative detractor was an overweight in U-Haul Holding (-21%).
•In contrast, the biggest contributor to performance versus the benchmark was security selection in financials, primarily within the insurance industry. Picks in consumer discretionary and energy also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+411%). This was an investment we established this period. A second notable relative contributor was our stake in Accenture (+11%). This was an investment we established this period. Another notable relative contributor was an overweight in Cummins (+47%). This was a stake we established this period. The stock was among the fund's biggest holdings at period end.
•Notable changes in positioning include higher allocations to the communication services and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2016 through January 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $11,777 $13,509 $12,728 $14,330 $15,004 $18,687 $18,841 $20,277 $24,765 $28,070 Russell 1000® Value Index $10,000 $12,462 $14,608 $13,906 $15,974 $16,628 $20,515 $20,428 $21,670 $25,904 $30,006 Russell 1000® Index $10,000 $12,081 $15,202 $14,872 $18,053 $21,635 $26,030 $23,805 $28,621 $36,265 $41,818 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 9.38% 12.54% 10.87% Class M (without 3.50% sales charge) 13.35% 13.35% 11.27% Russell 1000® Value Index 15.83% 12.53% 11.61% Russell 1000® Index 15.31% 14.09% 15.38% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 772,144,898	$ 772,144,898	$ 772,144,898	$ 772,144,898
Holdings Count | shares	152	152	152	152
Advisory Fees Paid, Amount	$ 5,514,859
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$772,144,898
Number of Holdings	152
Total Advisory Fee	$5,514,859
Portfolio Turnover	94%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.1 Industrials 13.4 Health Care 11.3 Information Technology 10.3 Communication Services 8.1 Consumer Discretionary 7.6 Consumer Staples 6.9 Energy 6.5 Utilities 3.9 Real Estate 3.8 Materials 3.6 Common Stocks 96.5 Domestic Equity Funds 2.0 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.5 Domestic Equity Funds - 2.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 97.0 France 0.9 Taiwan 0.7 Canada 0.7 Portugal 0.3 Korea (South) 0.3 United Kingdom 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.0 France - 0.9 Taiwan - 0.7 Canada - 0.7 Portugal - 0.3 Korea (South) - 0.3 United Kingdom - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 4.3 Exxon Mobil Corp 2.8 Amazon.com Inc 2.6 Bank of America Corp 2.1 iShares Russell 1000 Value ETF 2.0 Wells Fargo & Co 1.9 Johnson & Johnson 1.9 Boeing Co 1.9 Cummins Inc 1.9 Westinghouse Air Brake Technologies Corp 1.6 23.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Large Cap Value Fund
Class Name	Fidelity Advisor® Stock Selector Large Cap Value Fund Class I
Trading Symbol	FLUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 1000 Value Index for the fiscal year, especially within information technology. Stock selection in materials also hampered the fund's result. Also hurting our result were security selection and an underweight in communication services.
•The largest individual relative detractor this period was avoiding Micron Technology, a benchmark component that gained 356%. A second notable relative detractor was our stake in Allison Transmission Holdings (-32%). The stock was not held at period end. Another notable relative detractor was an overweight in U-Haul Holding (-21%).
•In contrast, the biggest contributor to performance versus the benchmark was security selection in financials, primarily within the insurance industry. Picks in consumer discretionary and energy also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+411%). This was an investment we established this period. A second notable relative contributor was our stake in Accenture (+11%). This was an investment we established this period. Another notable relative contributor was an overweight in Cummins (+47%). This was a stake we established this period. The stock was among the fund's biggest holdings at period end.
•Notable changes in positioning include higher allocations to the communication services and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2016 through January 31, 2026. Initial investment of $10,000. Class I $10,000 $12,272 $14,154 $13,418 $15,189 $15,996 $20,036 $20,315 $21,981 $26,996 $30,767 Russell 1000® Value Index $10,000 $12,462 $14,608 $13,906 $15,974 $16,628 $20,515 $20,428 $21,670 $25,904 $30,006 Russell 1000® Index $10,000 $12,081 $15,202 $14,872 $18,053 $21,635 $26,030 $23,805 $28,621 $36,265 $41,818 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 13.97% 13.98% 11.89% Russell 1000® Value Index 15.83% 12.53% 11.61% Russell 1000® Index 15.31% 14.09% 15.38% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 772,144,898	$ 772,144,898	$ 772,144,898	$ 772,144,898
Holdings Count | shares	152	152	152	152
Advisory Fees Paid, Amount	$ 5,514,859
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$772,144,898
Number of Holdings	152
Total Advisory Fee	$5,514,859
Portfolio Turnover	94%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.1 Industrials 13.4 Health Care 11.3 Information Technology 10.3 Communication Services 8.1 Consumer Discretionary 7.6 Consumer Staples 6.9 Energy 6.5 Utilities 3.9 Real Estate 3.8 Materials 3.6 Common Stocks 96.5 Domestic Equity Funds 2.0 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.5 Domestic Equity Funds - 2.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 97.0 France 0.9 Taiwan 0.7 Canada 0.7 Portugal 0.3 Korea (South) 0.3 United Kingdom 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.0 France - 0.9 Taiwan - 0.7 Canada - 0.7 Portugal - 0.3 Korea (South) - 0.3 United Kingdom - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 4.3 Exxon Mobil Corp 2.8 Amazon.com Inc 2.6 Bank of America Corp 2.1 iShares Russell 1000 Value ETF 2.0 Wells Fargo & Co 1.9 Johnson & Johnson 1.9 Boeing Co 1.9 Cummins Inc 1.9 Westinghouse Air Brake Technologies Corp 1.6 23.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Large Cap Value Fund
Class Name	Fidelity Advisor® Stock Selector Large Cap Value Fund Class C
Trading Symbol	FLUEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 198	1.86%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 1000 Value Index for the fiscal year, especially within information technology. Stock selection in materials also hampered the fund's result. Also hurting our result were security selection and an underweight in communication services.
•The largest individual relative detractor this period was avoiding Micron Technology, a benchmark component that gained 356%. A second notable relative detractor was our stake in Allison Transmission Holdings (-32%). The stock was not held at period end. Another notable relative detractor was an overweight in U-Haul Holding (-21%).
•In contrast, the biggest contributor to performance versus the benchmark was security selection in financials, primarily within the insurance industry. Picks in consumer discretionary and energy also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+411%). This was an investment we established this period. A second notable relative contributor was our stake in Accenture (+11%). This was an investment we established this period. Another notable relative contributor was an overweight in Cummins (+47%). This was a stake we established this period. The stock was among the fund's biggest holdings at period end.
•Notable changes in positioning include higher allocations to the communication services and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2016 through January 31, 2026. Initial investment of $10,000. Class C $10,000 $12,143 $13,851 $12,984 $14,538 $15,147 $18,756 $18,802 $20,119 $24,637 $27,999 Russell 1000® Value Index $10,000 $12,462 $14,608 $13,906 $15,974 $16,628 $20,515 $20,428 $21,670 $25,904 $30,006 Russell 1000® Index $10,000 $12,081 $15,202 $14,872 $18,053 $21,635 $26,030 $23,805 $28,621 $36,265 $41,818 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 11.78% 12.73% 10.84% Class C 12.78% 12.73% 10.84% Russell 1000® Value Index 15.83% 12.53% 11.61% Russell 1000® Index 15.31% 14.09% 15.38% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 772,144,898	$ 772,144,898	$ 772,144,898	$ 772,144,898
Holdings Count | shares	152	152	152	152
Advisory Fees Paid, Amount	$ 5,514,859
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$772,144,898
Number of Holdings	152
Total Advisory Fee	$5,514,859
Portfolio Turnover	94%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.1 Industrials 13.4 Health Care 11.3 Information Technology 10.3 Communication Services 8.1 Consumer Discretionary 7.6 Consumer Staples 6.9 Energy 6.5 Utilities 3.9 Real Estate 3.8 Materials 3.6 Common Stocks 96.5 Domestic Equity Funds 2.0 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.5 Domestic Equity Funds - 2.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 97.0 France 0.9 Taiwan 0.7 Canada 0.7 Portugal 0.3 Korea (South) 0.3 United Kingdom 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.0 France - 0.9 Taiwan - 0.7 Canada - 0.7 Portugal - 0.3 Korea (South) - 0.3 United Kingdom - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 4.3 Exxon Mobil Corp 2.8 Amazon.com Inc 2.6 Bank of America Corp 2.1 iShares Russell 1000 Value ETF 2.0 Wells Fargo & Co 1.9 Johnson & Johnson 1.9 Boeing Co 1.9 Cummins Inc 1.9 Westinghouse Air Brake Technologies Corp 1.6 23.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Large Cap Value Fund
Class Name	Fidelity Advisor® Stock Selector Large Cap Value Fund Class A
Trading Symbol	FLUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 118	1.11%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 1000 Value Index for the fiscal year, especially within information technology. Stock selection in materials also hampered the fund's result. Also hurting our result were security selection and an underweight in communication services.
•The largest individual relative detractor this period was avoiding Micron Technology, a benchmark component that gained 356%. A second notable relative detractor was our stake in Allison Transmission Holdings (-32%). The stock was not held at period end. Another notable relative detractor was an overweight in U-Haul Holding (-21%).
•In contrast, the biggest contributor to performance versus the benchmark was security selection in financials, primarily within the insurance industry. Picks in consumer discretionary and energy also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+411%). This was an investment we established this period. A second notable relative contributor was our stake in Accenture (+11%). This was an investment we established this period. Another notable relative contributor was an overweight in Cummins (+47%). This was a stake we established this period. The stock was among the fund's biggest holdings at period end.
•Notable changes in positioning include higher allocations to the communication services and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2016 through January 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $11,544 $13,278 $12,553 $14,174 $14,888 $18,589 $18,786 $20,261 $24,811 $28,197 Russell 1000® Value Index $10,000 $12,462 $14,608 $13,906 $15,974 $16,628 $20,515 $20,428 $21,670 $25,904 $30,006 Russell 1000® Index $10,000 $12,081 $15,202 $14,872 $18,053 $21,635 $26,030 $23,805 $28,621 $36,265 $41,818 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 7.11% 12.29% 10.92% Class A (without 5.75% sales charge) 13.65% 13.62% 11.58% Russell 1000® Value Index 15.83% 12.53% 11.61% Russell 1000® Index 15.31% 14.09% 15.38% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 772,144,898	$ 772,144,898	$ 772,144,898	$ 772,144,898
Holdings Count | shares	152	152	152	152
Advisory Fees Paid, Amount	$ 5,514,859
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$772,144,898
Number of Holdings	152
Total Advisory Fee	$5,514,859
Portfolio Turnover	94%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.1 Industrials 13.4 Health Care 11.3 Information Technology 10.3 Communication Services 8.1 Consumer Discretionary 7.6 Consumer Staples 6.9 Energy 6.5 Utilities 3.9 Real Estate 3.8 Materials 3.6 Common Stocks 96.5 Domestic Equity Funds 2.0 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.5 Domestic Equity Funds - 2.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 97.0 France 0.9 Taiwan 0.7 Canada 0.7 Portugal 0.3 Korea (South) 0.3 United Kingdom 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.0 France - 0.9 Taiwan - 0.7 Canada - 0.7 Portugal - 0.3 Korea (South) - 0.3 United Kingdom - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 4.3 Exxon Mobil Corp 2.8 Amazon.com Inc 2.6 Bank of America Corp 2.1 iShares Russell 1000 Value ETF 2.0 Wells Fargo & Co 1.9 Johnson & Johnson 1.9 Boeing Co 1.9 Cummins Inc 1.9 Westinghouse Air Brake Technologies Corp 1.6 23.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Series Value Discovery Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Value Discovery Fund
Class Name	Fidelity® Series Value Discovery Fund
Trading Symbol	FNKLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Value Discovery Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Value Discovery Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Value Index for the fiscal year, led by financials. Stock picks in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, and communication services, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Alphabet (+67%). The company was the fund's largest holding at period end. The second-largest relative contributor was an overweight in Thermo Fisher Scientific (+47%). This was a stake we established this period. Another notable relative contributor was an overweight in Exxon Mobil (+37%). The company was the fund's second-largest holding this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in consumer staples. Picks and an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also hampered the fund's result. Also hurting our result was an overweight in health care.
•The largest individual relative detractor was our stake in Centene (-46%). The stock was not held at period end. Not owning Johnson & Johnson, a benchmark component that gained 54%, was a second notable relative detractor. Another notable relative detractor was an overweight in H&R Block (-26%).
•Notable changes in positioning include higher allocations to the communication services and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2016 through January 31, 2026. Initial investment of $10,000. Fidelity® Series Value Discovery Fund $10,000 $12,540 $14,428 $13,545 $15,029 $17,050 $21,201 $21,529 $22,160 $24,786 $29,514 Russell 3000® Value Index $10,000 $12,576 $14,670 $13,972 $15,947 $16,716 $20,527 $20,438 $21,606 $25,780 $29,877 Russell 3000® Index $10,000 $12,173 $15,235 $14,891 $17,948 $21,624 $25,688 $23,571 $28,084 $35,474 $40,910 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Value Discovery Fund 19.07% 11.60% 11.43% Russell 3000® Value Index 15.89% 12.32% 11.57% Russell 3000® Index 15.32% 13.60% 15.13% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 15,576,634,701	$ 15,576,634,701	$ 15,576,634,701	$ 15,576,634,701
Holdings Count | shares	124	124	124	124
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$15,576,634,701
Number of Holdings	124
Total Advisory Fee	$0
Portfolio Turnover	65%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.3 Industrials 14.2 Health Care 10.8 Consumer Staples 10.3 Energy 9.0 Information Technology 8.0 Consumer Discretionary 7.8 Communication Services 7.7 Materials 4.8 Utilities 3.0 Real Estate 0.2 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 92.7 United Kingdom 4.0 Canada 2.6 France 0.4 Taiwan 0.3 Monaco 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.7 United Kingdom - 4.0 Canada - 2.6 France - 0.4 Taiwan - 0.3 Monaco - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 4.2 Exxon Mobil Corp 4.2 Amazon.com Inc 2.9 Bank of America Corp 2.6 Merck & Co Inc 2.3 Chubb Ltd 2.1 Cisco Systems Inc 2.0 Wells Fargo & Co 1.9 Travelers Companies Inc/The 1.9 Shell PLC ADR 1.9 26.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Series Stock Selector Large Cap Value Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Stock Selector Large Cap Value Fund
Class Name	Fidelity® Series Stock Selector Large Cap Value Fund
Trading Symbol	FBLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Stock Selector Large Cap Value Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Stock Selector Large Cap Value Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 1000 Value Index for the fiscal year, especially within information technology. Security selection in materials also hampered the fund's result. Also detracting from our result were stock picks and an underweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash detracted.
•Not owning Micron Technology, a benchmark component that gained 356%, was the biggest individual relative detractor. The second-largest relative detractor was our stake in Allison Transmission Holdings (-32%). The stock was not held at period end. Another notable relative detractor was an overweight in U-Haul Holding (-20%).
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in financials, primarily within the insurance industry. Picks in consumer discretionary and energy also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+408%). This was an investment we established this period. A second notable relative contributor was our stake in Accenture (+11%). This was an investment we established this period. Another notable relative contributor was an overweight in Cummins (+47%). This was an investment we established this period. The company was one of the fund's biggest holdings at period end.
•Notable changes in positioning include higher allocations to the communication services and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2016 through January 31, 2026. Initial investment of $10,000. Fidelity® Series Stock Selector Large Cap Value Fund $10,000 $12,349 $14,277 $13,554 $15,448 $16,334 $20,630 $21,063 $23,026 $28,489 $32,718 Russell 1000® Value Index $10,000 $12,462 $14,608 $13,906 $15,974 $16,628 $20,515 $20,428 $21,670 $25,904 $30,006 Russell 1000® Index $10,000 $12,081 $15,202 $14,872 $18,053 $21,635 $26,030 $23,805 $28,621 $36,265 $41,818 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Stock Selector Large Cap Value Fund 14.85% 14.90% 12.58% Russell 1000® Value Index 15.83% 12.53% 11.61% Russell 1000® Index 15.31% 14.09% 15.38% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 15,295,516,679	$ 15,295,516,679	$ 15,295,516,679	$ 15,295,516,679
Holdings Count | shares	153	153	153	153
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$15,295,516,679
Number of Holdings	153
Total Advisory Fee	$0
Portfolio Turnover	76%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.9 Industrials 13.3 Health Care 11.4 Information Technology 11.2 Communication Services 8.3 Consumer Discretionary 7.5 Consumer Staples 6.9 Energy 6.5 Utilities 4.1 Real Estate 3.8 Materials 3.6 Common Stocks 97.5 Domestic Equity Funds 0.9 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Domestic Equity Funds - 0.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.6 United States 96.8 France 1.0 Taiwan 0.8 Canada 0.7 Portugal 0.3 Korea (South) 0.3 United Kingdom 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.8 France - 1.0 Taiwan - 0.8 Canada - 0.7 Portugal - 0.3 Korea (South) - 0.3 United Kingdom - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 4.4 Exxon Mobil Corp 2.8 Amazon.com Inc 2.6 Bank of America Corp 2.1 Johnson & Johnson 2.0 Cummins Inc 2.0 Wells Fargo & Co 1.9 Boeing Co 1.9 Westinghouse Air Brake Technologies Corp 1.6 Chubb Ltd 1.6 22.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Series All-Sector Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series All-Sector Equity Fund
Class Name	Fidelity® Series All-Sector Equity Fund
Trading Symbol	FSAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series All-Sector Equity Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series All-Sector Equity Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Index for the fiscal year, led by information technology, where our picks in software & services helped most. Stock picks in industrials and health care, in the latter instance primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Broadcom (+52%). The company was among our largest holdings. A second notable relative contributor was an overweight in NVIDIA (+59%). The company was the fund's largest holding. Not owning Salesforce, a benchmark component that returned approximately -37%, was another notable relative contributor.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in consumer staples. Picks in utilities also hampered the fund's result. Also hurting our result was positioning in communication services.
•The largest individual relative detractor was an underweight in Micron Technology (+356%). This was a position we established this period. A second notable relative detractor was an overweight in Samsara (-46%). This period we decreased our investment in Samsara. Underweighting Lam Research (+191%), a position we established this period, also hurt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2016 through January 31, 2026. Initial investment of $10,000. Fidelity® Series All-Sector Equity Fund $10,000 $12,103 $15,204 $14,713 $17,851 $22,303 $26,882 $24,908 $30,925 $39,533 $46,348 Russell 1000® Index $10,000 $12,081 $15,202 $14,872 $18,053 $21,635 $26,030 $23,805 $28,621 $36,265 $41,818 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series All-Sector Equity Fund 17.24% 15.75% 16.57% Russell 1000® Index 15.31% 14.09% 15.38% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 4,963,920,163	$ 4,963,920,163	$ 4,963,920,163	$ 4,963,920,163
Holdings Count | shares	299	299	299	299
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$4,963,920,163
Number of Holdings	299
Total Advisory Fee	$0
Portfolio Turnover	50%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.6 Financials 13.0 Consumer Discretionary 10.7 Communication Services 10.4 Industrials 9.6 Health Care 9.4 Consumer Staples 4.6 Energy 3.3 Materials 2.2 Real Estate 2.1 Utilities 2.0 Common Stocks 97.9 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 United States 99.7 Puerto Rico 0.1 Germany 0.1 Canada 0.1 Switzerland 0.0 Australia 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.7 Puerto Rico - 0.1 Germany - 0.1 Canada - 0.1 Switzerland - 0.0 Australia - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.4 Microsoft Corp 6.1 Alphabet Inc Class C 5.9 Apple Inc 4.9 Amazon.com Inc 4.1 Broadcom Inc 3.2 Meta Platforms Inc Class A 2.3 Eli Lilly & Co 1.8 Mastercard Inc Class A 1.7 Tesla Inc 1.6 40.0
Fidelity Mid Cap Value K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Value K6 Fund
Class Name	Fidelity® Mid Cap Value K6 Fund
Trading Symbol	FCMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mid Cap Value K6 Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Value K6 Fund	$ 48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within information technology, where our picks in technology hardware & equipment helped most. Stock picking in real estate and consumer staples also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+413%). The stock was the fund's biggest holding. A non-benchmark stake in PACS gained 132% and was a second notable relative contributor. This period we increased our position in PACS. The stock was among the fund's largest holdings at period end. An overweight in Ciena (+189%) also helped.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in health care. Stock picking in materials also hampered the fund's result. Also detracting from our result was an underweight in information technology. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in Acadia Healthcare (-70%). This period we increased our position in Acadia Healthcare. The second-largest relative detractor was our stake in Centene (-60%). The stock was not held at period end. Another notable relative detractor this period was avoiding Warner Bros. Discovery, a benchmark component that gained 164%.
•Notable changes in positioning include higher allocations to the information technology and health care sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2017 through January 31, 2026. Initial investment of $10,000. Fidelity® Mid Cap Value K6 Fund $10,000 $11,438 $10,200 $10,827 $11,458 $14,800 $15,158 $16,610 $19,848 $22,865 Russell Midcap® Value Index $10,000 $11,151 $10,545 $11,912 $12,723 $15,667 $15,559 $15,936 $18,992 $21,247 Russell 3000® Index $10,000 $11,791 $11,525 $13,891 $16,736 $19,882 $18,243 $21,736 $27,456 $31,662 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Mid Cap Value K6 Fund 15.20% 14.82% 9.98% Russell Midcap® Value Index 11.87% 10.80% 9.06% Russell 3000® Index 15.32% 13.60% 14.18% A From May 25, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 25, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 103,517,003	$ 103,517,003	$ 103,517,003	$ 103,517,003
Holdings Count | shares	179	179	179	179
Advisory Fees Paid, Amount	$ 315,503
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$103,517,003
Number of Holdings	179
Total Advisory Fee	$315,503
Portfolio Turnover	97%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.6 Financials 15.8 Information Technology 10.4 Health Care 9.7 Consumer Discretionary 9.2 Real Estate 8.0 Materials 7.6 Utilities 7.2 Energy 6.2 Consumer Staples 5.2 Communication Services 0.9 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 96.4 Canada 1.4 Germany 0.7 Zambia 0.7 Belgium 0.4 United Kingdom 0.2 Portugal 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.4 Canada - 1.4 Germany - 0.7 Zambia - 0.7 Belgium - 0.4 United Kingdom - 0.2 Portugal - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Western Digital Corp 2.2 PACS Group Inc 1.6 Welltower Inc 1.2 Sempra 1.1 Molina Healthcare Inc 1.1 PG&E Corp 1.1 Corteva Inc 1.0 Reliance Inc 1.0 Mueller Industries Inc 1.0 Smurfit WestRock PLC 0.9 12.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Mid Cap Value Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Value Fund
Class Name	Fidelity® Mid Cap Value Fund
Trading Symbol	FSMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Value Fund	$ 90	0.84%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within information technology, where our stock picks in technology hardware & equipment helped most. Picks in real estate and consumer staples also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+413%). The company was the fund's biggest holding. The second-largest relative contributor was an overweight in Ciena (+188%). Another notable relative contributor was our non-benchmark stake in PACS (+133%). This period we increased our investment in PACS. The company was among our biggest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in health care. Stock picks and an overweight in materials also hampered the fund's result. Also hurting our result was an underweight in information technology.
•The largest individual relative detractor was an overweight in Acadia Healthcare (-70%). This period we increased our stake in Acadia Healthcare. The second-largest relative detractor was our stake in Centene (-60%). The stock was not held at period end. Another notable relative detractor this period was avoiding Warner Bros. Discovery, a benchmark component that gained 164%.
•Notable changes in positioning include higher allocations to the information technology and health care sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2016 through January 31, 2026. Initial investment of $10,000. Fidelity® Mid Cap Value Fund $10,000 $12,319 $14,353 $12,779 $13,550 $14,413 $18,608 $18,981 $20,726 $24,944 $28,798 Russell Midcap® Value Index $10,000 $12,915 $14,727 $13,927 $15,732 $16,802 $20,691 $20,549 $21,046 $25,083 $28,061 Russell 3000® Index $10,000 $12,173 $15,235 $14,891 $17,948 $21,624 $25,688 $23,571 $28,084 $35,474 $40,910 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Mid Cap Value Fund 15.45% 14.85% 11.16% Russell Midcap® Value Index 11.87% 10.80% 10.87% Russell 3000® Index 15.32% 13.60% 15.13% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,900,294,804	$ 1,900,294,804	$ 1,900,294,804	$ 1,900,294,804
Holdings Count | shares	180	180	180	180
Advisory Fees Paid, Amount	$ 14,539,372
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$1,900,294,804
Number of Holdings	180
Total Advisory Fee	$14,539,372
Portfolio Turnover	84%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.6 Financials 16.0 Information Technology 10.4 Health Care 9.7 Consumer Discretionary 9.2 Real Estate 8.0 Materials 7.5 Utilities 7.1 Energy 6.2 Consumer Staples 5.2 Communication Services 0.9 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 96.4 Canada 1.4 Germany 0.7 Zambia 0.7 Belgium 0.4 United Kingdom 0.2 Portugal 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.4 Canada - 1.4 Germany - 0.7 Zambia - 0.7 Belgium - 0.4 United Kingdom - 0.2 Portugal - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Western Digital Corp 2.2 PACS Group Inc 1.6 Welltower Inc 1.2 Molina Healthcare Inc 1.1 Sempra 1.1 Corteva Inc 1.0 Reliance Inc 1.0 PG&E Corp 1.0 Mueller Industries Inc 1.0 Smurfit WestRock PLC 0.9 12.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Mid Cap Value Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Value Fund
Class Name	Fidelity Advisor® Mid Cap Value Fund Class Z
Trading Symbol	FIDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 82	0.76%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within information technology, where our stock picks in technology hardware & equipment helped most. Picks in real estate and consumer staples also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+413%). The company was the fund's biggest holding. The second-largest relative contributor was an overweight in Ciena (+188%). Another notable relative contributor was our non-benchmark stake in PACS (+133%). This period we increased our investment in PACS. The company was among our biggest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in health care. Stock picks and an overweight in materials also hampered the fund's result. Also hurting our result was an underweight in information technology.
•The largest individual relative detractor was an overweight in Acadia Healthcare (-70%). This period we increased our stake in Acadia Healthcare. The second-largest relative detractor was our stake in Centene (-60%). The stock was not held at period end. Another notable relative detractor this period was avoiding Warner Bros. Discovery, a benchmark component that gained 164%.
•Notable changes in positioning include higher allocations to the information technology and health care sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 1, 2017 through January 31, 2026. Initial investment of $10,000. Class Z $10,000 $11,674 $10,406 $11,050 $11,773 $15,210 $15,536 $16,983 $20,461 $23,644 Russell Midcap® Value Index $10,000 $11,439 $10,817 $12,219 $13,051 $16,071 $15,960 $16,347 $19,482 $21,795 Russell 3000® Index $10,000 $12,513 $12,230 $14,741 $17,760 $21,099 $19,359 $23,066 $29,136 $33,600 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 15.56% 14.97% 10.03% Russell Midcap® Value Index 11.87% 10.80% 9.04% Russell 3000® Index 15.32% 13.60% 14.41% A From February 1, 2017 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Feb. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,900,294,804	$ 1,900,294,804	$ 1,900,294,804	$ 1,900,294,804
Holdings Count | shares	180	180	180	180
Advisory Fees Paid, Amount	$ 14,539,372
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$1,900,294,804
Number of Holdings	180
Total Advisory Fee	$14,539,372
Portfolio Turnover	84%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.6 Financials 16.0 Information Technology 10.4 Health Care 9.7 Consumer Discretionary 9.2 Real Estate 8.0 Materials 7.5 Utilities 7.1 Energy 6.2 Consumer Staples 5.2 Communication Services 0.9 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 96.4 Canada 1.4 Germany 0.7 Zambia 0.7 Belgium 0.4 United Kingdom 0.2 Portugal 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.4 Canada - 1.4 Germany - 0.7 Zambia - 0.7 Belgium - 0.4 United Kingdom - 0.2 Portugal - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Western Digital Corp 2.2 PACS Group Inc 1.6 Welltower Inc 1.2 Molina Healthcare Inc 1.1 Sempra 1.1 Corteva Inc 1.0 Reliance Inc 1.0 PG&E Corp 1.0 Mueller Industries Inc 1.0 Smurfit WestRock PLC 0.9 12.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Mid Cap Value Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Value Fund
Class Name	Fidelity Advisor® Mid Cap Value Fund Class M
Trading Symbol	FMPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 149	1.38%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within information technology, where our stock picks in technology hardware & equipment helped most. Picks in real estate and consumer staples also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+413%). The company was the fund's biggest holding. The second-largest relative contributor was an overweight in Ciena (+188%). Another notable relative contributor was our non-benchmark stake in PACS (+133%). This period we increased our investment in PACS. The company was among our biggest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in health care. Stock picks and an overweight in materials also hampered the fund's result. Also hurting our result was an underweight in information technology.
•The largest individual relative detractor was an overweight in Acadia Healthcare (-70%). This period we increased our stake in Acadia Healthcare. The second-largest relative detractor was our stake in Centene (-60%). The stock was not held at period end. Another notable relative detractor this period was avoiding Warner Bros. Discovery, a benchmark component that gained 164%.
•Notable changes in positioning include higher allocations to the information technology and health care sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2016 through January 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $11,819 $13,691 $12,119 $12,779 $13,515 $17,350 $17,601 $19,118 $22,885 $26,277 Russell Midcap® Value Index $10,000 $12,915 $14,727 $13,927 $15,732 $16,802 $20,691 $20,549 $21,046 $25,083 $28,061 Russell 3000® Index $10,000 $12,173 $15,235 $14,891 $17,948 $21,624 $25,688 $23,571 $28,084 $35,474 $40,910 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 10.80% 13.41% 10.14% Class M (without 3.50% sales charge) 14.82% 14.22% 10.54% Russell Midcap® Value Index 11.87% 10.80% 10.87% Russell 3000® Index 15.32% 13.60% 15.13% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,900,294,804	$ 1,900,294,804	$ 1,900,294,804	$ 1,900,294,804
Holdings Count | shares	180	180	180	180
Advisory Fees Paid, Amount	$ 14,539,372
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$1,900,294,804
Number of Holdings	180
Total Advisory Fee	$14,539,372
Portfolio Turnover	84%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.6 Financials 16.0 Information Technology 10.4 Health Care 9.7 Consumer Discretionary 9.2 Real Estate 8.0 Materials 7.5 Utilities 7.1 Energy 6.2 Consumer Staples 5.2 Communication Services 0.9 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 96.4 Canada 1.4 Germany 0.7 Zambia 0.7 Belgium 0.4 United Kingdom 0.2 Portugal 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.4 Canada - 1.4 Germany - 0.7 Zambia - 0.7 Belgium - 0.4 United Kingdom - 0.2 Portugal - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Western Digital Corp 2.2 PACS Group Inc 1.6 Welltower Inc 1.2 Molina Healthcare Inc 1.1 Sempra 1.1 Corteva Inc 1.0 Reliance Inc 1.0 PG&E Corp 1.0 Mueller Industries Inc 1.0 Smurfit WestRock PLC 0.9 12.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Mid Cap Value Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Value Fund
Class Name	Fidelity Advisor® Mid Cap Value Fund Class I
Trading Symbol	FMPOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 95	0.89%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within information technology, where our stock picks in technology hardware & equipment helped most. Picks in real estate and consumer staples also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+413%). The company was the fund's biggest holding. The second-largest relative contributor was an overweight in Ciena (+188%). Another notable relative contributor was our non-benchmark stake in PACS (+133%). This period we increased our investment in PACS. The company was among our biggest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in health care. Stock picks and an overweight in materials also hampered the fund's result. Also hurting our result was an underweight in information technology.
•The largest individual relative detractor was an overweight in Acadia Healthcare (-70%). This period we increased our stake in Acadia Healthcare. The second-largest relative detractor was our stake in Centene (-60%). The stock was not held at period end. Another notable relative detractor this period was avoiding Warner Bros. Discovery, a benchmark component that gained 164%.
•Notable changes in positioning include higher allocations to the information technology and health care sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2016 through January 31, 2026. Initial investment of $10,000. Class I $10,000 $12,319 $14,353 $12,776 $13,544 $14,413 $18,601 $18,975 $20,714 $24,917 $28,758 Russell Midcap® Value Index $10,000 $12,915 $14,727 $13,927 $15,732 $16,802 $20,691 $20,549 $21,046 $25,083 $28,061 Russell 3000® Index $10,000 $12,173 $15,235 $14,891 $17,948 $21,624 $25,688 $23,571 $28,084 $35,474 $40,910 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 15.42% 14.82% 11.14% Russell Midcap® Value Index 11.87% 10.80% 10.87% Russell 3000® Index 15.32% 13.60% 15.13% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,900,294,804	$ 1,900,294,804	$ 1,900,294,804	$ 1,900,294,804
Holdings Count | shares	180	180	180	180
Advisory Fees Paid, Amount	$ 14,539,372
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$1,900,294,804
Number of Holdings	180
Total Advisory Fee	$14,539,372
Portfolio Turnover	84%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.6 Financials 16.0 Information Technology 10.4 Health Care 9.7 Consumer Discretionary 9.2 Real Estate 8.0 Materials 7.5 Utilities 7.1 Energy 6.2 Consumer Staples 5.2 Communication Services 0.9 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 96.4 Canada 1.4 Germany 0.7 Zambia 0.7 Belgium 0.4 United Kingdom 0.2 Portugal 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.4 Canada - 1.4 Germany - 0.7 Zambia - 0.7 Belgium - 0.4 United Kingdom - 0.2 Portugal - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Western Digital Corp 2.2 PACS Group Inc 1.6 Welltower Inc 1.2 Molina Healthcare Inc 1.1 Sempra 1.1 Corteva Inc 1.0 Reliance Inc 1.0 PG&E Corp 1.0 Mueller Industries Inc 1.0 Smurfit WestRock PLC 0.9 12.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Mid Cap Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Value Fund
Class Name	Fidelity Advisor® Mid Cap Value Fund Class C
Trading Symbol	FMPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 202	1.89%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within information technology, where our stock picks in technology hardware & equipment helped most. Picks in real estate and consumer staples also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+413%). The company was the fund's biggest holding. The second-largest relative contributor was an overweight in Ciena (+188%). Another notable relative contributor was our non-benchmark stake in PACS (+133%). This period we increased our investment in PACS. The company was among our biggest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in health care. Stock picks and an overweight in materials also hampered the fund's result. Also hurting our result was an underweight in information technology.
•The largest individual relative detractor was an overweight in Acadia Healthcare (-70%). This period we increased our stake in Acadia Healthcare. The second-largest relative detractor was our stake in Centene (-60%). The stock was not held at period end. Another notable relative detractor this period was avoiding Warner Bros. Discovery, a benchmark component that gained 164%.
•Notable changes in positioning include higher allocations to the information technology and health care sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2016 through January 31, 2026. Initial investment of $10,000. Class C $10,000 $12,197 $14,061 $12,388 $13,002 $13,686 $17,486 $17,644 $19,064 $22,877 $26,333 Russell Midcap® Value Index $10,000 $12,915 $14,727 $13,927 $15,732 $16,802 $20,691 $20,549 $21,046 $25,083 $28,061 Russell 3000® Index $10,000 $12,173 $15,235 $14,891 $17,948 $21,624 $25,688 $23,571 $28,084 $35,474 $40,910 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 13.23% 13.64% 10.17% Class C 14.23% 13.64% 10.17% Russell Midcap® Value Index 11.87% 10.80% 10.87% Russell 3000® Index 15.32% 13.60% 15.13% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,900,294,804	$ 1,900,294,804	$ 1,900,294,804	$ 1,900,294,804
Holdings Count | shares	180	180	180	180
Advisory Fees Paid, Amount	$ 14,539,372
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$1,900,294,804
Number of Holdings	180
Total Advisory Fee	$14,539,372
Portfolio Turnover	84%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.6 Financials 16.0 Information Technology 10.4 Health Care 9.7 Consumer Discretionary 9.2 Real Estate 8.0 Materials 7.5 Utilities 7.1 Energy 6.2 Consumer Staples 5.2 Communication Services 0.9 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 96.4 Canada 1.4 Germany 0.7 Zambia 0.7 Belgium 0.4 United Kingdom 0.2 Portugal 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.4 Canada - 1.4 Germany - 0.7 Zambia - 0.7 Belgium - 0.4 United Kingdom - 0.2 Portugal - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Western Digital Corp 2.2 PACS Group Inc 1.6 Welltower Inc 1.2 Molina Healthcare Inc 1.1 Sempra 1.1 Corteva Inc 1.0 Reliance Inc 1.0 PG&E Corp 1.0 Mueller Industries Inc 1.0 Smurfit WestRock PLC 0.9 12.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Mid Cap Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Value Fund
Class Name	Fidelity Advisor® Mid Cap Value Fund Class A
Trading Symbol	FMPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 122	1.13%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within information technology, where our stock picks in technology hardware & equipment helped most. Picks in real estate and consumer staples also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+413%). The company was the fund's biggest holding. The second-largest relative contributor was an overweight in Ciena (+188%). Another notable relative contributor was our non-benchmark stake in PACS (+133%). This period we increased our investment in PACS. The company was among our biggest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in health care. Stock picks and an overweight in materials also hampered the fund's result. Also hurting our result was an underweight in information technology.
•The largest individual relative detractor was an overweight in Acadia Healthcare (-70%). This period we increased our stake in Acadia Healthcare. The second-largest relative detractor was our stake in Centene (-60%). The stock was not held at period end. Another notable relative detractor this period was avoiding Warner Bros. Discovery, a benchmark component that gained 164%.
•Notable changes in positioning include higher allocations to the information technology and health care sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2016 through January 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $11,580 $13,449 $11,938 $12,621 $13,392 $17,233 $17,527 $19,084 $22,901 $26,361 Russell Midcap® Value Index $10,000 $12,915 $14,727 $13,927 $15,732 $16,802 $20,691 $20,549 $21,046 $25,083 $28,061 Russell 3000® Index $10,000 $12,173 $15,235 $14,891 $17,948 $21,624 $25,688 $23,571 $28,084 $35,474 $40,910 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 8.49% 13.16% 10.18% Class A (without 5.75% sales charge) 15.11% 14.50% 10.83% Russell Midcap® Value Index 11.87% 10.80% 10.87% Russell 3000® Index 15.32% 13.60% 15.13% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,900,294,804	$ 1,900,294,804	$ 1,900,294,804	$ 1,900,294,804
Holdings Count | shares	180	180	180	180
Advisory Fees Paid, Amount	$ 14,539,372
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$1,900,294,804
Number of Holdings	180
Total Advisory Fee	$14,539,372
Portfolio Turnover	84%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.6 Financials 16.0 Information Technology 10.4 Health Care 9.7 Consumer Discretionary 9.2 Real Estate 8.0 Materials 7.5 Utilities 7.1 Energy 6.2 Consumer Staples 5.2 Communication Services 0.9 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 96.4 Canada 1.4 Germany 0.7 Zambia 0.7 Belgium 0.4 United Kingdom 0.2 Portugal 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.4 Canada - 1.4 Germany - 0.7 Zambia - 0.7 Belgium - 0.4 United Kingdom - 0.2 Portugal - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Western Digital Corp 2.2 PACS Group Inc 1.6 Welltower Inc 1.2 Molina Healthcare Inc 1.1 Sempra 1.1 Corteva Inc 1.0 Reliance Inc 1.0 PG&E Corp 1.0 Mueller Industries Inc 1.0 Smurfit WestRock PLC 0.9 12.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Equity-Income K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity-Income K6 Fund
Class Name	Fidelity® Equity-Income K6 Fund
Trading Symbol	FEKFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Equity-Income K6 Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity-Income K6 Fund	$ 37	0.34%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000® Value Index for the fiscal year, led by industrials, where our picks in capital goods helped most. Stock picks in health care and financials also boosted the fund's relative performance.
•The fund's non-benchmark stake in Samsung Electronics gained 212% and was the top individual relative contributor. The stock was one of the fund's largest holdings at period end. The second-largest relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+60%). An overweight in GE Vernova (+94%) also contributed, and we trimmed our stake.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in consumer staples. Also hurting our result was security selection in communication services and information technology, primarily within the semiconductors & semiconductor equipment industry.
•The largest individual relative detractor this period was avoiding Micron Technology, a benchmark component that gained 356%. A second notable relative detractor this period was avoiding Intel, a benchmark component that gained 139%. Another notable relative detractor this period was avoiding Caterpillar, a benchmark component that gained about 79%.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to materials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 13, 2019 through January 31, 2026. Initial investment of $10,000. Fidelity® Equity-Income K6 Fund $10,000 $10,914 $11,784 $14,628 $14,679 $15,694 $18,887 $22,346 Russell 3000® Value Index $10,000 $10,830 $11,352 $13,940 $13,880 $14,673 $17,507 $20,290 Russell 3000® Index $10,000 $11,223 $13,521 $16,063 $14,738 $17,560 $22,181 $25,580 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Equity-Income K6 Fund 18.32% 13.65% 12.87% Russell 3000® Value Index 15.89% 12.32% 11.24% Russell 3000® Index 15.32% 13.60% 15.19% A From June 13, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 13, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 418,078,221	$ 418,078,221	$ 418,078,221	$ 418,078,221
Holdings Count | shares	122	122	122	122
Advisory Fees Paid, Amount	$ 1,002,906
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$418,078,221
Number of Holdings	122
Total Advisory Fee	$1,002,906
Portfolio Turnover	14%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.8 Health Care 12.4 Industrials 12.2 Information Technology 10.8 Consumer Staples 8.9 Communication Services 8.0 Consumer Discretionary 7.7 Energy 6.9 Utilities 5.4 Materials 2.9 Real Estate 1.9 Common Stocks 96.9 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.9 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 United States 88.4 Canada 2.7 United Kingdom 2.5 Korea (South) 1.9 Taiwan 1.7 Netherlands 0.9 Japan 0.6 Italy 0.5 Germany 0.5 France 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.4 Canada - 2.7 United Kingdom - 2.5 Korea (South) - 1.9 Taiwan - 1.7 Netherlands - 0.9 Japan - 0.6 Italy - 0.5 Germany - 0.5 France - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 3.7 JPMorgan Chase & Co 3.5 Exxon Mobil Corp 3.2 Wells Fargo & Co 2.1 Linde PLC 2.0 Johnson & Johnson 2.0 Bank of America Corp 2.0 Samsung Electronics Co Ltd 1.9 Gilead Sciences Inc 1.9 Walmart Inc 1.9 24.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Equity-Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity-Income Fund
Class Name	Fidelity® Equity-Income Fund
Trading Symbol	FEQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Equity-Income Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity-Income Fund	$ 57	0.52%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000® Value Index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock selection in health care and financials also boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Samsung Electronics (+213%). The stock was among our largest holdings at period end. The second-largest relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+60%), and we trimmed our stake. Another notable relative contributor was an overweight in GE Vernova (+93%). This period we decreased our investment in GE Vernova.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in consumer staples. Also hurting our result was stock picking in communication services and information technology.
•The largest individual relative detractor this period was avoiding Micron Technology, a benchmark component that gained 356%. Not owning Intel, a benchmark component that gained 139%, was the second-largest relative detractor. Another notable relative detractor this period was avoiding Caterpillar, a benchmark component that gained about 79%.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to materials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2016 through January 31, 2026. Initial investment of $10,000. Fidelity® Equity-Income Fund $10,000 $12,442 $14,628 $13,763 $16,060 $17,333 $21,441 $21,452 $22,919 $27,504 $32,508 Russell 3000® Value Index $10,000 $12,576 $14,670 $13,972 $15,947 $16,716 $20,527 $20,438 $21,606 $25,780 $29,877 Russell 3000® Index $10,000 $12,173 $15,235 $14,891 $17,948 $21,624 $25,688 $23,571 $28,084 $35,474 $40,910 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Equity-Income Fund 18.19% 13.40% 12.51% Russell 3000® Value Index 15.89% 12.32% 11.57% Russell 3000® Index 15.32% 13.60% 15.13% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 10,873,694,221	$ 10,873,694,221	$ 10,873,694,221	$ 10,873,694,221
Holdings Count | shares	122	122	122	122
Advisory Fees Paid, Amount	$ 48,601,734
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$10,873,694,221
Number of Holdings	122
Total Advisory Fee	$48,601,734
Portfolio Turnover	11%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.7 Industrials 12.3 Health Care 12.1 Information Technology 10.8 Consumer Staples 8.8 Communication Services 8.1 Consumer Discretionary 7.5 Energy 6.9 Utilities 5.4 Materials 2.9 Real Estate 1.8 Common Stocks 96.3 Short-Term Investments and Net Other Assets (Liabilities) 3.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.7 United States 88.4 Canada 2.7 United Kingdom 2.5 Korea (South) 1.9 Taiwan 1.7 Netherlands 0.9 Japan 0.6 Italy 0.5 Germany 0.5 France 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.4 Canada - 2.7 United Kingdom - 2.5 Korea (South) - 1.9 Taiwan - 1.7 Netherlands - 0.9 Japan - 0.6 Italy - 0.5 Germany - 0.5 France - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 3.7 JPMorgan Chase & Co 3.4 Exxon Mobil Corp 3.2 Wells Fargo & Co 2.1 Linde PLC 2.0 Johnson & Johnson 1.9 Bank of America Corp 1.9 Samsung Electronics Co Ltd 1.9 Walmart Inc 1.9 Gilead Sciences Inc 1.9 23.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Equity-Income Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity-Income Fund
Class Name	Fidelity® Equity-Income Fund Class K
Trading Symbol	FEIKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Equity-Income Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 49	0.45%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000® Value Index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock selection in health care and financials also boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Samsung Electronics (+213%). The stock was among our largest holdings at period end. The second-largest relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+60%), and we trimmed our stake. Another notable relative contributor was an overweight in GE Vernova (+93%). This period we decreased our investment in GE Vernova.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in consumer staples. Also hurting our result was stock picking in communication services and information technology.
•The largest individual relative detractor this period was avoiding Micron Technology, a benchmark component that gained 356%. Not owning Intel, a benchmark component that gained 139%, was the second-largest relative detractor. Another notable relative detractor this period was avoiding Caterpillar, a benchmark component that gained about 79%.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to materials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2016 through January 31, 2026. Initial investment of $10,000. Class K $10,000 $12,456 $14,659 $13,808 $16,124 $17,420 $21,566 $21,596 $23,090 $27,734 $32,804 Russell 3000® Value Index $10,000 $12,576 $14,670 $13,972 $15,947 $16,716 $20,527 $20,438 $21,606 $25,780 $29,877 Russell 3000® Index $10,000 $12,173 $15,235 $14,891 $17,948 $21,624 $25,688 $23,571 $28,084 $35,474 $40,910 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 18.28% 13.50% 12.61% Russell 3000® Value Index 15.89% 12.32% 11.57% Russell 3000® Index 15.32% 13.60% 15.13% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 10,873,694,221	$ 10,873,694,221	$ 10,873,694,221	$ 10,873,694,221
Holdings Count | shares	122	122	122	122
Advisory Fees Paid, Amount	$ 48,601,734
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$10,873,694,221
Number of Holdings	122
Total Advisory Fee	$48,601,734
Portfolio Turnover	11%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.7 Industrials 12.3 Health Care 12.1 Information Technology 10.8 Consumer Staples 8.8 Communication Services 8.1 Consumer Discretionary 7.5 Energy 6.9 Utilities 5.4 Materials 2.9 Real Estate 1.8 Common Stocks 96.3 Short-Term Investments and Net Other Assets (Liabilities) 3.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.7 United States 88.4 Canada 2.7 United Kingdom 2.5 Korea (South) 1.9 Taiwan 1.7 Netherlands 0.9 Japan 0.6 Italy 0.5 Germany 0.5 France 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.4 Canada - 2.7 United Kingdom - 2.5 Korea (South) - 1.9 Taiwan - 1.7 Netherlands - 0.9 Japan - 0.6 Italy - 0.5 Germany - 0.5 France - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 3.7 JPMorgan Chase & Co 3.4 Exxon Mobil Corp 3.2 Wells Fargo & Co 2.1 Linde PLC 2.0 Johnson & Johnson 1.9 Bank of America Corp 1.9 Samsung Electronics Co Ltd 1.9 Walmart Inc 1.9 Gilead Sciences Inc 1.9 23.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec